Notes Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes Receivable [Abstract]
Notes Receivable

NOTE 4—NOTES RECEIVABLE

In September 2011, Kennedy-Wilson issued and advanced, through a promissory note, $10.0 million to One Baxter Way, L.P., an equity method investment and related party. The note bears interest at a rate of 12%, is interest only, and is due on November 20, 2011. The interest recognized on the note is included in interest income—related party in the accompanying consolidated statement of operations and comprehensive (loss) income.

In May 2011, Kennedy-Wilson collected the $2.0 million outstanding balance on its note receivable due from the Bay Area Smart Growth Fund II, LLC.

During the nine months ended September 30, 2011, Kennedy-Wilson issued and advanced additional monies on an unsecured note receivable to KW Property Fund II, LP, an equity method investment and related party. The note had an outstanding balance of $8.4 million as of September 30, 2011. The note bears interest at a rate of 20%, is interest only, and is due on October 31, 2011. The interest recognized on the note is included in interest income—related party in the accompanying consolidated statement of operations and comprehensive (loss) income.

During the nine months ended September 30, 2011, Kennedy-Wilson increased its unsecured note receivable with 5th and Madison, LLC, an equity method investment and related party, by $1.0 million to $3.9 million. The note bears interest at a rate of 15%, is interest only, and is due on December 31, 2011. The interest recognized on the note is included in interest income—related party in the accompanying consolidated statement of operations and comprehensive (loss) income.

In September 2011, Kennedy-Wilson issued and advanced, through a promissory note, $5.6 million (with a maximum amount of $6.7 million) to an unrelated party, secured by a 16-unit condominium property in Los Angeles, California. The note bears interest at a rate of 12%, with principal repayments due upon the sale of each condominium unit, and is due on September 30, 2012. The interest recognized on the note is included in interest income in the accompanying consolidated statement of operations and comprehensive (loss) income.

In April 2010, Kennedy-Wilson purchased a pool of loans or notes receivable with deteriorated credit quality from a bank for $25.3 million. As of September 30, 2011, the assets and debt related to the pool of loans are $9.5 million and $5.2 million, respectively. The amount contractually due under the terms of the notes as of September 30, 2011 is $14.7 million. Contractual payments of principal and interest of $0.2 million are due monthly as of September 30, 2011. Kennedy-Wilson expects to accrete $3.5 million in interest on notes receivable over the total estimated collection period. During the three and nine month periods ended September 30, 2011 and 2010, Kennedy-Wilson accreted $0.2 million and $1.1 million, and $1.0 million and $1.6 million, respectively, as interest on notes receivable in the accompanying consolidated statements of operations and comprehensive (loss) income. From acquisition through September 30, 2011, Kennedy-Wilson has accreted $3.5 million of interest on notes receivable in the accompanying consolidated balance sheet.

Additionally, during the nine months ended September 30, 2011, Kennedy-Wilson foreclosed on three assets in Las Vegas, Nevada and one asset in Palm Springs, California in the pool of loans discussed above that had been collateral for loans within the loan pool. As a result of these foreclosures, the real estate was removed from the pool and recorded on Kennedy-Wilson's consolidated balance sheet at a fair value of $9.5 million. Kennedy-Wilson determined the fair value based on the income approach. The fair value was consistent with the carrying amount within the loan pool and, as such, no gain or loss was recorded.

NOTE 4—NOTES RECEIVABLE

Notes receivable consists of the following:

	December 31,
	2010	2009
Note receivable, fixed interest rate of 10%, interest only, due December 2011, secured by personal property	$485,000	$500,000
Note pool acquired with deteriorated credit quality consisting of loans secured by collateral located in Southern California, and Las Vegas, Nevada with various interest rates and maturities. (see additional discussion below)	18,402,000	—
Note receivable, fixed interest rate of 8%, interest only, due May 2012, secured by personal guarantees of borrowers	1,000,000	—
Note receivable, fixed interest rate of 12%, interest only, due September 2012	377,000	—
Other	—	41,000

Total notes receivable	20,264,000	541,000
Note receivable from a joint venture investment, fixed interest rate of 10%, principal and accrued interest, secured by deed of trust, repaid in 2010	—	805,000
Note receivable from a joint venture investment, fixed interest rate of 10% payments due from positive NOI, otherwise principal and accrued interest secured by deed of trust, repaid in 2010	—	1,352,000
Note receivable from a joint venture investment, fixed interest rate of 15%, principal and accrued interest due December 2011, secured by deed of trust	2,898,000	4,487,000
Note receivable from a joint venture investment, fixed interest rate of 10%, principal and accrued interest due December 2011	939,000	—

Total notes receivable from related parties	3,837,000	6,644,000

	$24,101,000	$7,185,000

In 2010, Kennedy-Wilson entered into an arrangement to purchase a pool of loans or notes receivable with deteriorated credit quality from a bank for $25.3 million. Kennedy-Wilson expects to accrete $4.3 million in interest income on the notes receivable over the estimated collection period. The amount contractually due under the terms of the notes as of December 31, 2010 is $33.3 million. Contractual payments of principal and interest of $0.1 million are due monthly. During the year ended December 31, 2010, Kennedy-Wilson has accreted $2.4 million as interest income on the notes receivable in the accompanying consolidated statements of operations and comprehensive income (loss). As of December 31, 2010, the assets and debt related to the notes receivable are $18.4 million and $15.0 million (see Note 13), respectively.